Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment	We compute depreciation using the straight-line method over estimated useful lives as follows:

Buildings and improvements	15 to 45 years
Leasehold improvements	Shorter of term of lease or useful life
Broadcast transmission towers and related equipment	15 to 35 years
Other broadcast and program production equipment	3 to 15 years
Computer hardware	3 to 5 years
Office and other equipment	3 to 10 years
Property and equipment consisted of the following:

	As of December 31,
(in thousands)	2019	2018

Land and improvements	$62,712	$47,054
Buildings and improvements	187,830	144,389
Equipment	452,239	344,909
Computer software	20,047	17,492
Total	722,828	553,844
Accumulated depreciation	352,450	322,343
Net property and equipment	$370,378	$231,501